UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

(203) 299-3500

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2017 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 15.2%
AutoZone, Inc. (United States)*	1,007	$730,055
Bridgestone Corp. (Japan)	9,200	337,418
Carnival PLC (United States)	14,095	754,068
Comcast Corp., Class A (United States)	14,864	1,121,043
Continental AG (Germany)	3,113	609,416
D.R. Horton, Inc. (United States)	16,359	489,298
The Home Depot, Inc. (United States)	4,239	583,202
Honda Motor Co., Ltd. (Japan)	15,821	470,815
The Priceline Group, Inc. (United States)*	795	1,252,228
Sony Corp. (Japan)	25,200	762,999
Suzuki Motor Corp. (Japan)	7,800	301,024
WPP PLC (United Kingdom)	9,365	217,963
Wyndham Worldwide Corp. (United States)	2,305	182,233
Total Consumer Discretionary		7,811,762
Consumer Staples - 7.5%
Ambev, S.A., ADR (Brazil)	56,578	304,955
Booker Group PLC (United Kingdom)	249,314	640,178
Japan Tobacco, Inc. (Japan)	6,900	222,563
The JM Smucker Co. (United States)	2,494	338,810
Koninklijke Ahold Delhaize NV (Netherlands)	17,045	363,124
The Kroger Co. (United States)	28,315	961,577
Magnit PJSC, Sponsored GDR (Russia)	5,365	196,945
Sprouts Farmers Market, Inc. (United States)*,1	17,271	322,450
Tsuruha Holdings, Inc. (Japan)	2,300	216,204
Unilever NV (United Kingdom)	7,445	301,984
Total Consumer Staples		3,868,790
Energy - 5.6%
BP PLC (United Kingdom)	38,625	230,690
China Petroleum & Chemical Corp. (China)	376,000	297,013
Schlumberger, Ltd. (United States)	16,228	1,358,446
TechnipFMC PLC (United Kingdom)*	6,137	206,326
Tenaris, S.A. (Luxembourg)[1]	9,367	164,082
TOTAL S.A. (France)	6,066	306,912
Valero Energy Corp. (United States)	4,497	295,723
Total Energy		2,859,192
Financials - 18.2%
AIA Group, Ltd. (Hong Kong)	72,200	447,016
Allianz SE (Germany)	1,673	284,352
Ameriprise Financial, Inc. (United States)	2,447	274,725

	Shares	Value
Bank of America Corp. (United States)	18,336	$415,127
BNP Paribas S.A. (France)	6,786	434,115
Citigroup, Inc. (United States)	12,143	677,944
Danske Bank A/S (Denmark)	5,195	173,277
Discover Financial Services (United States)	8,212	568,927
HDFC Bank, Ltd., ADR (India)	7,961	548,752
Housing Development Finance Corp., Ltd. (India)	19,760	398,947
Intesa Sanpaolo S.p.A (Italy)	189,380	444,830
JPMorgan Chase & Co. (United States)	22,940	1,941,412
Prudential PLC (United Kingdom)	14,094	273,125
St. James’s Place PLC (United Kingdom)	18,480	250,009
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,581	297,418
Suruga Bank, Ltd. (Japan)	33,700	767,752
T. Rowe Price Group, Inc. (United States)	11,268	759,914
Tokio Marine Holdings, Inc. (Japan)	9,200	383,585
Total Financials		9,341,227
Health Care - 10.3%
Amgen, Inc. (United States)	5,686	890,882
Bayer AG (Germany)	2,839	315,355
Express Scripts Holding Co. (United States)*	2,958	203,747
Gilead Sciences, Inc. (United States)	4,857	351,890
Henry Schein, Inc. (United States)*	2,060	329,312
Hoya Corp. (Japan)	7,600	331,261
ICON PLC (Ireland)*	2,908	244,446
Merck & Co., Inc. (United States)	4,508	279,451
Mettler-Toledo International, Inc. (United States)*	588	250,858
Novo Nordisk A/S, Class B (Denmark)	5,475	197,865
Roche Holding AG (Switzerland)	3,867	916,280
UnitedHealth Group, Inc. (United States)	4,538	735,610
Universal Health Services, Inc., Class B (United States)	2,337	263,216
Total Health Care		5,310,173
Industrials - 9.5%
Danaher Corp. (United States)	3,453	289,776
Delta Air Lines, Inc. (United States)	14,552	687,436
Experian PLC (Ireland)	10,934	211,161
Mitsubishi Electric Corp. (Japan)	23,300	354,595
Prysmian S.p.A. (Italy)	8,382	218,042
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	11,756	983,507
Teleperformance (France)	1,940	207,677
Union Pacific Corp. (United States)	7,698	820,453

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 9.5% (continued)
Wolseley PLC (Switzerland)	13,748	$851,420
Wolters Kluwer NV (Netherlands)	5,904	225,780
Total Industrials		4,849,847
Information Technology - 23.8%
Alphabet, Inc., Class A (United States)*	2,771	2,272,747
Alphabet, Inc., Class C (United States)*	265	211,149
Alps Electric Co., Ltd. (Japan)	12,252	326,341
Apple, Inc. (United States)	6,122	742,905
Baidu, Inc., Sponsored ADR (China)*	4,105	718,662
Cielo, S.A. (Brazil)	22,050	185,365
Citrix Systems, Inc. (United States)*	5,114	466,346
Cognizant Technology Solutions Corp., Class A (United States)*	10,759	565,816
Infineon Technologies AG (Germany)	16,259	299,189
Infosys, Ltd., Sponsored ADR (India)	15,016	206,770
Juniper Networks, Inc. (United States)	39,242	1,050,901
Lam Research Corp. (United States)	3,470	398,564
MasterCard, Inc., Class A (United States)	10,947	1,163,995
Micron Technology, Inc. (United States)*	19,175	462,309
Microsoft Corp. (United States)	7,447	481,449
Samsung Electronics Co., Ltd., GDR (South Korea)	2,647	2,262,707
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)	13,161	406,807
Total Information Technology		12,222,022
Materials - 3.6%
Akzo Nobel NV (Netherlands)	4,553	308,993
Asahi Kasei Corp. (Japan)	40,000	373,062
Avery Dennison Corp. (United States)	6,427	469,300
HeidelbergCement AG (Germany)	7,089	684,831
Total Materials		1,836,186
Telecommunication Services - 2.9%
Bharti Airtel, Ltd. (India)	64,658	332,176

	Shares	Value
KDDI Corp. (Japan)	10,700	$287,492
Orange, S.A. (France)	12,925	200,654
SoftBank Group Corp. (Japan)	6,600	508,462
Telenor ASA (Norway)	10,207	161,806
Total Telecommunication Services		1,490,590
Utilities - 0.5%
NRG Energy, Inc. (United States)	16,621	274,911
Total Common Stocks (cost $42,309,175)		49,864,700
Warrants - 0.5%
Industrials - 0.5%
Bharti Infratel, Ltd., 06/26/18 (Netherlands)	47,329	203,988
Bharti Infratel, Ltd., 08/05/19 (Netherlands)	12,389	53,397
Total Industrials		257,385
Total Warrants (cost $165,392)		257,385

	Principal Amount
Short-Term Investments - 1.7%
Repurchase Agreements -0.7%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $373,856 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $381,327)	$373,850	373,850

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	517,093	517,093
Total Short-Term Investments (cost $890,943)		890,943
Total Investments - 99.3% (cost $43,365,510)		51,013,028
Other Assets, less Liabilities - 0.7%		370,144
Net Assets - 100.0%		$51,383,172

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary -14.5%
ANTA Sports Products, Ltd. (China)	507,108	$1,614,051
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	832,000	1,172,072
Coway Co., Ltd. (South Korea)*	6,577	494,579
Dongfeng Motor Group Co., Ltd., Class H (China)	1,082,988	1,148,117
Feng TAY Enterprise Co., Ltd. (Taiwan)	202,600	885,592
Hankook Tire Co., Ltd. (South Korea)*	24,587	1,199,826
Hanon Systems (South Korea)	61,904	484,748
Hyundai Motor Co. (South Korea)	5,366	646,003
Makalot Industrial Co., Ltd. (Taiwan)	64,168	238,606
Maruti Suzuki India, Ltd. (India)	9,025	785,366
Mr Price Group, Ltd. (South Africa)	34,690	419,940
Naspers, Ltd., N Shares (South Africa)	14,149	2,254,105
New Oriental Education & Technology Group,
Inc., Sponsored ADR (China)*	14,353	682,485
Sands China, Ltd. (Macau)	238,847	1,050,919
Shenzhou International Group Holdings, Ltd. (China)	212,000	1,307,701
Woolworths Holdings, Ltd. (South Africa)	73,097	401,598
Yum China Holdings, Inc. (United States)*	29,288	804,834
Total Consumer Discretionary		15,590,542
Consumer Staples - 6.7%
Ambev, S.A., ADR (Brazil)	124,980	673,642
BGF retail Co., Ltd. (South Korea)*	3,476	275,033
Bid Corp., Ltd. (South Africa)	66,434	1,152,618
Gruma S.A.B de CV, Class B (Mexico)	42,700	573,415
LG Household & Health Care, Ltd. (South Korea)	928	701,731
Magnit PJSC, Sponsored GDR (Russia)	53,541	1,965,445
President Chain Store Corp. (Taiwan)	85,485	639,434
Uni-President Enterprises Corp. (Taiwan)	308,000	528,358
Wal-Mart de Mexico SAB de CV (Mexico)	399,100	706,202
Total Consumer Staples		7,215,878
Energy - 5.3%
Bharat Petroleum Corp., Ltd. (India)	102,844	1,035,414
China Petroleum & Chemical Corp., ADR (China)	29,149	2,333,086
Novatek OJSC, Sponsored GDR (Russia)	18,228	2,319,652
Total Energy		5,688,152
Financials - 25.7%
AIA Group, Ltd. (Hong Kong)	192,400	1,191,216
Banco Bradesco, S.A., ADR (Brazil)	180,917	1,868,873

	Shares	Value
Banco de Chile, ADR (Chile)	16,032	$1,143,242
Bancolombia, S.A., Sponsored ADR (Colombia)	26,091	987,805
Bank Mandiri Persero Tbk PT (Indonesia)	902,893	737,466
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,056,947	928,099
BB Seguridade Participacoes, S.A. (Brazil)	81,419	721,146
BDO Unibank, Inc. (Philippines)	461,461	1,045,674
Credicorp, Ltd. (Peru)	9,773	1,599,645
Dongbu Insurance Co., Ltd. (South Korea)	16,562	843,857
FirstRand, Ltd. (South Africa)	383,665	1,429,197
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	334,400	1,602,766
HDFC Bank, Ltd., ADR (India)	11,064	762,641
Housing Development Finance Corp., Ltd. (India)	85,824	1,732,753
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,519,412	1,540,331
Itau Unibanco Holding, S.A., Class H, Sponsored ADR (Brazil)	169,961	2,007,239
Kasikornbank PCL (Thailand)	207,900	1,107,988
Kasikornbank PCL, NVDR (Thailand)	58,500	313,455
PICC Property & Casualty Co., Ltd., Class H (China)	799,288	1,208,243
Sberbank of Russia PJSC, Sponsored ADR (Russia)	278,524	3,265,754
Shinhan Financial Group Co., Ltd. (South Korea)*	19,630	775,823
The Siam Commercial Bank PCL (Thailand)	179,200	771,054
Total Financials		27,584,267
Health Care - 3.5%
Aspen Pharmacare Holdings, Ltd. (South Africa)	43,595	997,395
Life Healthcare Group Holdings, Ltd. (South Africa)	279,285	696,399
Odontoprev, S.A. (Brazil)	145,515	517,668
Osstem Implant Co., Ltd. (South Korea)*	10,831	535,901
Richter Gedeon Nyrt (Hungary)[1]	41,082	884,796
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (China)	43,300	143,651
Total Health Care		3,775,810
Industrials - 6.3%
Air China, Ltd., Class H (China)	662,000	473,680
Airports of Thailand PCL (Thailand)	63,300	744,283
Alfa S.A.B de CV, Class A (Mexico)	553,600	718,365
Alliance Global Group, Inc. (Philippines)	1,771,890	446,761
CCR, S.A. (Brazil)	163,635	805,426
Copa Holdings, S.A., Class A (Panama)[1]	7,110	693,154

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.3% (continued)
Doosan Bobcat, Inc. (South Korea)*	36,745	$1,169,921
Hyundai Glovis Co., Ltd. (South Korea)	3,939	527,461
KOC Holding A.S. (Turkey)	302,007	1,216,575
Total Industrials		6,795,626
Information Technology - 24.8%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	41,342	4,188,358
Baidu, Inc., Sponsored ADR (China)*	19,764	3,460,083
Cielo, S.A. (Brazil)	116,285	977,560
Delta Electronics, Inc. (Taiwan)	294,720	1,646,128
Hon Hai Precision Industry Co., Ltd. (Taiwan)	804,280	2,156,901
Infosys, Ltd., Sponsored ADR (India)	81,243	1,118,716
Lenovo Group, Ltd. (China)	814,000	533,184
Samsung Electronics Co., Ltd. (South Korea)	2,685	4,566,585
SK Hynix, Inc. (South Korea)	28,535	1,317,858
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	737,632	4,395,447
Tencent Holdings, Ltd. (China)	52,000	1,359,560
Yandex NV, Class A (Russia)*	36,821	852,038
Total Information Technology		26,572,418
Materials - 5.7%
Grasim Industries, Ltd. (India)	30,691	411,950
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	183,794	552,964
Korea Zinc Co., Ltd. (South Korea)*	4,225	1,786,772
LG Chem, Ltd. (South Korea)	4,860	1,095,912
MMC Norilsk Nickel PJSC, ADR (Russia)	27,937	453,095
PhosAgro PJSC, GDR (Russia)	38,015	583,530
UPL, Ltd. (India)	117,942	1,261,494
Total Materials		6,145,717
Real Estate - 0.9%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	993,378

	Shares	Value
Telecommunication Services - 3.3%
Bharti Airtel, Ltd. (India)	159,245	$818,111
Bharti Infratel, Ltd. (India)	123,099	533,787
China Mobile, Ltd. (Hong Kong)	128,000	1,440,336
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,465,547	714,725
Total Telecommunication Services		3,506,959
Utilities - 2.0%
Huaneng Renewables Corp., Ltd., Class H (China)	3,356,000	1,041,495
Power Grid Corp. of India, Ltd. (India)	368,762	1,128,216
Total Utilities		2,169,711
Total Common Stocks (cost $98,087,308)		106,038,458

	Principal Amount
Short-Term Investments - 1.7%
Repurchase Agreements - 0.8%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $857,991 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $875,138)	$857,978	857,978

	Shares
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	1,011,560	1,011,560
Total Short-Term Investments (cost $1,869,538)		1,869,538
Total Investments - 100.4% (cost $99,956,846)		107,907,996
Other Assets, less Liabilities - (0.4)%		(436,554)
Net Assets - 100.0%		$107,471,442

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 15.1%
Cie Plastic Omnium, S.A. (France)	10,164	$344,831
CyberAgent, Inc. (Japan)	11,100	275,044
Daikyonishikawa Corp. (Japan)	26,900	350,879
Eclat Textile Co., Ltd. (Taiwan)	11,986	125,200
Entertainment One, Ltd. (Canada)	197,054	571,892
Haseko Corp. (Japan)	44,823	494,017
Man Wah Holdings, Ltd. (Hong Kong)	150,980	96,564
Smiles, S.A. (Brazil)	6,343	104,673
Telepizza Group, S.A. (Spain)*,4	77,650	361,867
Total Consumer Discretionary		2,724,967
Consumer Staples - 7.6%
BGF retail Co., Ltd. (South Korea)*	1,433	113,384
Gruma S.A.B de CV, Class B (Mexico)	13,300	178,605
McBride PLC (United Kingdom)	126,444	258,383
Oriflame Holding AG (Switzerland)	13,379	406,109
PureCircle, Ltd. (Malaysia)*,1	116,306	409,678
Total Consumer Staples		1,366,159
Financials - 19.2%
Aldermore Group PLC (United Kingdom)*	124,688	343,519
Banca IFIS S.p.A. (Italy)	19,838	537,522
BPER Banca (Italy)[1]	58,949	335,248
Cerved Information Solutions S.p.A. (Italy)	40,798	333,891
Dongbu Insurance Co., Ltd. (South Korea)	2,322	118,309
Hoist Finance AB (Sweden)[1,4]	44,857	432,052
Shawbrook Group PLC (United Kingdom)*,4	143,765	452,142
Unione di Banche Italiane S.p.A. (Italy)[1]	94,790	330,581
Yes Bank, Ltd. (India)	9,763	201,158
Zenkoku Hosho Co., Ltd. (Japan)	11,300	391,110
Total Financials		3,475,532
Health Care - 1.5%
Osstem Implant Co., Ltd. (South Korea)*	5,330	263,720
Industrials - 21.3%
Aichi Corp. (Japan)	31,000	233,959
China Lesso Group Holdings, Ltd. (Cayman Islands)	120,000	81,823
Chiyoda Corp. (Japan)	53,956	363,167
Copa Holdings, S.A., Class A (Panama)[1]	1,160	113,088
FLSmidth & Co. A/S (Germany)[1]	7,746	360,493
Kandenko Co., Ltd. (Japan)	33,000	306,584
Maire Tecnimont S.P.A. (Italy)	140,294	395,253
Nishio Rent All Co., Ltd. (Japan)	16,500	470,422
Qantas Airways, Ltd. (Australia)	116,475	301,067

	Shares	Value
Sanwa Holdings Corp. (Japan)	29,600	$275,528
Speedy Hire PLC (United Kingdom)	842,164	540,317
Zumtobel Group AG (Austria)	24,859	417,621
Total Industrials		3,859,322
Information Technology - 8.9%
Alps Electric Co., Ltd. (Japan)	17,380	462,931
Ennoconn Corp. (Taiwan)	11,000	158,265
NICE, Ltd., ADR (Israel)	4,662	327,179
Powertech Technology, Inc. (Taiwan)	40,000	109,637
Tieto OYJ (Finland)	5,636	155,963
XING AG (Germany)	2,023	396,197
Total Information Technology		1,610,172
Materials - 14.3%
Acacia Mining PLC (United Kingdom)	59,043	320,182
Alpek SAB de CV (Mexico)	95,179	109,540
Cementir Holding S.p.A. (Italy)	82,346	351,483
Orica, Ltd. (Australia)	21,012	299,105
Sandfire Resources NL (Australia)	56,869	284,561
Sappi, Ltd. (South Africa)	15,936	102,465
Taiheiyo Cement Corp. (Japan)	109,000	380,878
Wienerberger AG (Austria)	23,551	454,618
Yamana Gold, Inc. (Canada)	84,807	280,246
Total Materials		2,583,078
Real Estate - 9.9%
Grand City Properties, S.A. (Luxembourg)	27,342	499,304
Leopalace21 Corp. (Japan)	75,298	431,340
Savills PLC (United Kingdom)	46,225	450,963
Sumitomo Real Estate Sales Co., Ltd. (Japan)	18,300	416,403
Total Real Estate		1,798,010
Total Common Stocks (cost $17,041,339)		17,680,960

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 8.3%
Repurchase Agreements - 6.4%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $164,600 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $167,889)	164,597	164,597
Total Repurchase Agreements		1,164,597

	Shares	Value
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	334,202	$334,202
Total Short-Term Investments (cost $1,498,799)		1,498,799
Total Investments - 106.1% (cost $18,540,138)		19,179,759
Other Liabilities, less Assets - (6.1)%		(1,094,577)
Net Assets - 100.0%		$18,085,182

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 26.3%
BorgWarner, Inc. (United States)	6,292	$256,902
Ctrip.com International, Ltd., ADR (China)*	9,030	390,186
Hermes International (France)	760	330,288
LVMH Moet Hennessy Louis Vuitton SE (France)	1,810	364,759
Maruti Suzuki India, Ltd. (India)	13,006	1,131,797
Naspers, Ltd., N Shares (South Africa)	11,852	1,888,165
NIKE, Inc., Class B (United States)	4,325	228,793
The Priceline Group, Inc. (United States)*	794	1,250,653
Samsonite International, S.A. (United States)	302,400	949,700
Sands China, Ltd. (Macau)	571,600	2,515,021
Starbucks Corp. (United States)	6,570	362,795
Truworths International, Ltd. (South Africa)	34,236	205,797
The Walt Disney Co. (United States)	2,311	255,712
Yum China Holdings, Inc. (United States)*	55,196	1,516,786
Yum! Brands, Inc. (United States)	25,965	1,701,487
Total Consumer Discretionary		13,348,841
Consumer Staples - 11.1%
Ambev, S.A., ADR (Brazil)	205,673	1,108,577
Bid Corp., Ltd. (South Africa)	33,143	575,025
The Estee Lauder Cos., Inc., Class A (United States)	8,636	701,330
Gruma SAB de CV (Mexico)	99,900	1,341,549
LG Household & Health Care, Ltd. (South Korea)	780	589,817
Mead Johnson Nutrition Co. (United States)	1,642	115,695
Shoprite Holdings, Ltd. (South Africa)	9,056	120,207
Uni-President Enterprises Corp. (Taiwan)	342,000	586,683
Wal-Mart de Mexico SAB de CV (Mexico)	297,100	525,715
Total Consumer Staples		5,664,598
Energy - 2.5%
Schlumberger, Ltd. (United States)	14,980	1,253,976
Total Energy		1,253,976
Financials - 17.9%
AIA Group, Ltd. (Hong Kong)	255,401	1,581,275
Bank Mandiri Persero Tbk PT (Indonesia)	321,800	262,840
BB Seguridade Participacoes, S.A. (Brazil)	60,513	535,977
China Construction Bank Corp., Class H (China)	856,000	634,629
Credicorp, Ltd. (Peru)	1,882	308,046
FirstRand, Ltd. (South Africa)	82,604	307,710

	Shares	Value
HDFC Bank, Ltd., ADR (India)	14,862	$1,024,438
Housing Development Finance Corp., Ltd. (India)	33,019	666,641
Industrial & Commercial Bank of China, Ltd.,
Class H (China)	995,000	608,328
Kasikornbank PCL, NVDR (Thailand)	148,100	793,551
PICC Property & Casualty Co., Ltd., Class H (China)	390,000	589,543
Sberbank of Russia PJSC, Sponsored ADR (Russia)	102,968	1,207,322
Turkiye Garanti Bankasi A.S. (Turkey)	254,233	561,566
Total Financials		9,081,866
Health Care - 3.1%
Aspen Pharmacare Holdings, Ltd. (South Africa)	39,996	915,055
Fresenius SE & Co. KGaA (Germany)	6,068	480,253
Novo Nordisk A/S, Class B (Germany)	5,460	197,323
Total Health Care		1,592,631
Industrials - 2.7%
3M Co. (United States)	1,080	188,806
FANUC Corp. (Japan)	400	78,531
Havells India, Ltd. (India)	61,040	377,921
Kansas City Southern (United States)	8,430	724,221
Total Industrials		1,369,479
Information Technology - 29.1%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	20,523	2,079,185
Alphabet, Inc., Class A (United States)*	566	464,228
Baidu, Inc., Sponsored ADR (China)*	13,497	2,362,920
Cielo, S.A. (Brazil)	90,782	763,167
Delta Electronics, Inc. (Taiwan)	8,000	44,683
Infineon Technologies AG (Germany)	117,068	2,154,217
Lenovo Group, Ltd. (China)[1]	2,558,000	1,675,536
MasterCard, Inc., Class A (United States)	14,181	1,507,866
QUALCOMM, Inc. (United States)	33,231	1,775,532
Samsung Electronics Co., Ltd., GDR (South Korea)	723	618,034
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	21,537	665,709
Tencent Holdings, Ltd. (Switzerland)	26,600	695,467
Total Information Technology		14,806,544
Materials - 3.0%
Asian Paints, Ltd. (India)	78,922	1,129,396

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.0% (continued)
Chr Hansen Holding A/S (Germany)	5,488	$335,009
Givaudan, S.A. (Switzerland)	47	84,734
Total Materials		1,549,139
Total Common Stocks (cost $44,691,298)		48,667,074
Preferred Stocks - 1.2%
Consumer Discretionary - 1.2%
Lojas Americanas, S.A. (Brazil) (cost $498,594)	117,558	624,146

	Principal Amount	Value
Short-Term Investments - 4.4%
Repurchase Agreements - 0.4%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $857,991 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $186,534)	$182,876	$182,876

	Shares
Other Investment Companies - 4.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	2,047,829	2,047,829
Total Short-Term Investments (cost $2,230,705)		2,230,705
Total Investments - 101.3% (cost $47,420,597)		51,521,925
Other Assets, less Liabilities - (1.3)%		(682,126)
Net Assets - 100.0%		$50,839,799

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$43,695,630	$9,163,417	$(1,846,019)	$7,317,398
AMG Trilogy Emerging Markets Equity Fund	101,691,937	15,138,406	(8,922,347)	6,216,059
AMG Trilogy International Small Cap Fund	18,566,208	2,117,865	(1,504,314)	613,551
AMG Trilogy Emerging Wealth Equity Fund	47,785,149	5,578,005	(1,841,229)	3,736,776

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$364,890	0.7%
AMG Trilogy Emerging Markets Equity Fund	836,163	0.8%
AMG Trilogy International Small Cap Fund	1,107,768	6.1%
AMG Trilogy Emerging Wealth Equity Fund	172,273	0.3%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy International Small Cap Fund	$1,246,061	6.9%

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Brazil	1.0%
China	1.4%
Denmark	0.4%
France	2.3%
Germany	4.7%
Hong Kong	0.9%
India	3.0%
Ireland	2.9%
Italy	1.3%
Japan	11.9%
Luxembourg	0.3%
Netherlands	2.3%
Norway	0.3%
Russia	0.4%
South Korea	4.5%
Switzerland	4.1%
Taiwan	0.8%
United Kingdom	4.2%
United States	53.3%

100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†
Brazil	7.1%
Chile	1.1%
China	19.8%
Colombia	0.9%
Hong Kong	3.6%
Hungary	0.8%
India	9.0%
Indonesia	2.3%
Macau	1.0%
Mexico	3.9%
Panama	0.7%
Peru	1.5%
Philippines	1.4%
Russia	8.9%
South Africa	6.9%
South Korea	15.5%
Taiwan	9.9%
Thailand	2.8%
Turkey	1.2%
United Arab Emirates	0.9%
United States	0.8%

100.0%

†	As a percentage of long-term investments as of January 31, 2017.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Australia	5.0%
Austria	4.9%
Brazil	0.6%
Canada	4.8%
Finland	0.9%
France	1.9%
Germany	4.3%
Hong Kong	0.6%
India	1.1%
Israel	1.9%
Italy	12.9%
Japan	27.5%
Luxembourg	2.8%
Malaysia	2.3%
Mexico	1.6%
Panama	0.6%
Saudi Arabia	0.6%
South Korea	2.8%
Spain	2.0%
Sweden	2.5%
Switzerland	2.8%
Taiwan	2.2%
United Kingdom	13.4%

100.0%

Country	AMG Trilogy Emerging Wealth Equity Fund†
Brazil	6.2%
China	16.9%
France	1.4%
Germany	6.4%
Hong Kong	3.2%
India	8.8%
Indonesia	0.5%
Japan	0.2%
Macau	5.1%
Mexico	3.8%
Peru	0.6%
Russia	2.5%
South Africa	8.1%
South Korea	2.5%
Switzerland	1.6%
Taiwan	2.6%
Thailand	1.6%
Turkey	1.1%
United States	26.9%

100.0%

†	As a percentage of long-term investments as of January 31, 2017.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of January 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$9,333,785	$2,888,237	—	$12,222,022
Financials	5,186,801	4,154,426	—	9,341,227
Consumer Discretionary	4,358,059	3,453,703	—	7,811,762
Health Care	3,549,412	1,760,761	—	5,310,173
Industrials	2,781,172	2,068,675	—	4,849,847
Consumer Staples	1,927,792	1,940,998	—	3,868,790
Energy	1,860,495	998,697	—	2,859,192
Materials	469,300	1,366,886	—	1,836,186
Telecommunication Services	—	1,490,590	—	1,490,590
Utilities	274,911	—	—	274,911
Warrants†	—	257,385	—	257,385
Short-Term Investments
Repurchase Agreements	—	373,850	—	373,850
Other Investment Companies	517,093	—	—	517,093

Total Investments in Securities	$30,258,820	$20,754,208	—	$51,013,028

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$11,464,411	$16,119,856	—	$27,584,267
Information Technology	10,596,755	15,975,663	—	26,572,418
Consumer Discretionary	1,487,319	14,103,223	—	15,590,542
Consumer Staples	1,953,259	5,262,619	—	7,215,878
Industrials	4,131,149	2,664,477	—	6,795,626
Materials	1,136,494	5,009,223	—	6,145,717
Energy	2,333,086	3,355,066	—	5,688,152
Health Care	1,214,067	2,561,743	—	3,775,810
Telecommunication Services	—	3,506,959	—	3,506,959
Utilities	—	2,169,711	—	2,169,711
Real Estate	—	993,378	—	993,378
Short-Term Investments
Repurchase Agreements	—	857,978	—	857,978
Other Investment Companies	1,011,560	—	—	1,011,560

Total Investments in Securities	$35,328,100	$72,579,896	—	$107,907,996

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$653,405	$3,205,917	—	$3,859,322
Financials	1,765,235	1,710,297	—	3,475,532
Consumer Discretionary	1,038,432	1,686,535	—	2,724,967
Materials	741,269	1,841,809	—	2,583,078
Real Estate	450,963	1,347,047	—	1,798,010
Information Technology	327,179	1,282,993	—	1,610,172
Consumer Staples	588,283	777,876	—	1,366,159
Health Care	—	263,720	—	263,720
Short-Term Investments
Repurchase Agreements	—	1,164,597	—	1,164,597
Other Investment Companies	334,202	—	—	334,202

Total Investments in Securities	$5,898,968	$13,280,791	—	$19,179,759

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities
Common Stocks
Information Technology	$9,618,607	$5,187,937	—	$14,806,544
Consumer Discretionary	6,169,111	7,179,730	—	13,348,841
Financials	1,868,461	7,213,405	—	9,081,866
Consumer Staples	3,792,866	1,871,732	—	5,664,598
Health Care	—	1,592,631	—	1,592,631
Materials	—	1,549,139	—	1,549,139
Industrials	913,027	456,452	—	1,369,479
Energy	1,253,976	—	—	1,253,976
Preferred Stocks††	624,146	—	—	624,146
Short-Term Investments
Repurchase Agreements	—	182,876	—	182,876
Other Investment Companies	2,047,829	—	—	2,047,829

Total Investments in Securities	$26,288,023	$25,233,902	—	$51,521,925

†	All warrants held in the AMG Trilogy Global Equity Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stocks held in AMG Trilogy Emerging Wealth Equity Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2017, the AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund had no transfers between levels from the beginning of the period.

As of January 31, 2017, the following Funds had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
AMG Trilogy Global Equity Fund
Assets:
Warrants	—	$(64,423)	$64,423	—

	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
AMG Trilogy Emerging Markets Equity Fund
Assets:
Common Stocks	$2,156,820	—	—	$(2,156,820)

Notes to Schedules of Portfolio Investments (continued)

	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
AMG Trilogy International Small Cap Fund
Assets:
Common Stocks	$1,969,718	—	—	$(1,969,718)

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
AMG Trilogy Emerging Wealth Equity Fund
Assets:
Common Stocks	$173,907	—	—	$(173,907)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: Non-Voting Depository Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 30, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: March 30, 2017